CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING ACTIVITIES
Net income/(loss)		$ 112,576	$ 80,793	$ (2,850)
Adjustments to reconcile net income/(loss) from continuing operations to net cash provided by operating activities:
Depreciation and amortization		49,255	53,526	50,294
Loss on extinguishment of debt		9,954	0	0
Net (income)/loss from equity method investments		(8,928)	7,502	2,520
Change in fair value of investment in listed equity securities		0	0	62,308
Change in assets and liabilities:
Net income from discontinued operations		0	0	(293)
INVESTING ACTIVITIES
Additions to equity method investments		(30,134)	(3,948)
FINANCING ACTIVITIES
Cash and cash equivalents, restricted cash and short-term deposits within assets held for sale at the beginning of period		0	0	369
Cash and cash equivalents, restricted cash and short-term deposits within assets held for sale at the end of period			0	0
Net decrease in cash and cash equivalents, restricted cash and short-term deposits within assets held for sale			0	369
Net increase/(decrease) in cash and cash equivalents, restricted cash, short-term deposits and cash within assets held for sale		498,835	(54,888)	(241,411)
Cash and cash equivalents, restricted cash and short-term deposits at the beginning of the year		716,582	771,470	1,012,881
Cash and cash equivalents, restricted cash and short-term deposits at the end of the year		1,215,417	716,582	771,470
Discontinued operations
OPERATING ACTIVITIES
Net income/(loss)		0	0	(293)
Adjustments to reconcile net income/(loss) from continuing operations to net cash provided by operating activities:
Depreciation and amortization		0	0	20
Compensation cost related to employee stock awards		0	0	3
Net foreign exchange losses/(gains)		0	0	17
Change in assets and liabilities:
Other current and non-current assets		0	0	300
Trade accounts payable		0	0	(2)
Accrued expenses		0	0	(165)
Other current and non-current liabilities		0	0	(163)
Net income from discontinued operations		0	0	293
Loss on disposal and impairment of long-lived assets		0	0	(27)
Net cash provided by discontinued operations		0	0	276
Continuing operations
OPERATING ACTIVITIES
Net income/(loss)		112,576	80,793	(3,143)
Adjustments to reconcile net income/(loss) from continuing operations to net cash provided by operating activities:
Depreciation and amortization		49,255	53,526	50,294
Loss on disposal of long lived asset		451	0	491
Loss on extinguishment of debt		9,954	0	0
Gain on deemed sale of FLNG Gimi		(29,981)	0	0
Impairment of long-lived assets		0	22,933	5,021
Amortization of deferred charges and debt guarantees, net		7,113	3,054	1,822
Dividend received from equity method investments		0	456	0
Net (income)/loss from equity method investments		(8,928)	7,502	2,520
Write off of shareholder loan		7,054	0	0
Provision for credit loss		251	0	0
Drydocking expenditure		0	(2,926)	(6,724)
Compensation cost related to employee stock awards		9,920	7,181	5,824
Net foreign exchange losses/(gains)		1,716	(205)	941
Sales-type lease receivable in excess of interest income		22,536	0	0
Change in fair value of investment in listed equity securities		0	0	62,308
Change in fair value of derivative instruments (interest rate swaps)		11,161	5,971	15,582
Change in fair value of derivative instruments (oil and gas derivatives), commodity swaps and amortization of day 1 gains		80,561	89,286	272,117
Change in assets and liabilities:
Trade accounts receivable and accrued income (1)		37,301	9,535	3,205
Other current and non-current assets		43,907	33,124	(266,025)
Amounts due from related parties		(18,041)	(1,064)	172
Trade accounts payable		4,391	3,587	(18)
Accrued expenses		35,320	4,069	8,554
Other current and non-current liabilities		94,412	1,419	(18,335)
Net cash provided by continuing operations		470,929	318,241	134,606
INVESTING ACTIVITIES
Additions to assets under development	[1]	(853,361)	(376,342)	(308,093)
Additions to equity method investments		(30,134)	0	(9,678)
Additions for FLNG Hilli redeployment	[2]	(29,929)	0	0
Loan advanced to related parties		(2,490)	(17,930)	(3,561)
Additions to intangibles		(192)	(1,531)	0
Additions to vessels and equipment		(12)	(62,206)	(1,621)
Proceeds from short-term loan advanced to related parties		17,930	0	60
Proceeds from subscription of equity interest		21,020	45,206	80,021
Consideration received for the sale of long-lived asset		24,828	0	15,190
Proceeds from sale of equity method investment		39,143	822	56,097
Additions to other investments		0	(5,000)	0
Deposit paid for vessel		0	0	(15,500)
Dividends received from listed equity securities		0	0	9,824
Proceeds from sale of listed equity securities		0	0	45,552
Net cash used in investing activities		(813,197)	(416,981)	(131,709)
FINANCING ACTIVITIES
Proceeds from short-term and long-term debt		2,275,000	371,145	156,045
Proceeds from exercise of share options		3,210	5,705	0
Financing costs paid		(42,258)	(6,688)	(10,445)
Purchase of treasury shares		(144,039)	(14,180)	(61,684)
Cash dividends paid		(305,848)	(115,352)	(102,897)
Repayments of short-term and long-term debt		(944,962)	(136,859)	(125,925)
Acquisition of Hilli LLC non-controlling interest		0	(59,919)	(100,047)
Net cash provided by/(used in) financing activities		841,103	43,852	(244,953)
Supplemental disclosure of cash flow information
Interest paid, net of capitalized interest	[3]	7,248	0	0
Income taxes paid		$ 3,462	$ 770	$ 857

[1]	Non-cash additions to assets under development for the years ended December 31, 2025, 2024 and 2023 totaled $1.6 million, $320.8 million and $100.9 million, respectively.
For the year ended December 31, 2025, we crystallized $90.7 million relating to the FLNG Gimi asset under development, which is presented within cash used in investing activities in the consolidated statement of cash flows and therefore excluded from the non-cash additions disclosed above. In addition, non-cash movement during 2025 included a $43.2 million transfer of capital spares and consumables from assets under development to trade receivables and accrued income upon COD of the FLNG Gimi (note 16).
For the year ended December 31, 2024, following the execution of the EPC agreement for the MKII FLNG on September 17, 2024, which reinforced certainty regarding the conversion, costs incurred were capitalized as additions to assets under development and presented within investing activities in the consolidated statement of cash flows.

[2]	Non-cash additions related to FLNG Hilli redeployment for the years ended December 31, 2025 was $8.1 million. In May 2025, following the FID for the redeployment of FLNG Hilli under a 20-year agreement with SESA, which reinforced certainty regarding the refurbishment of the vessel, costs incurred in relation to the thereafter presented within investing activities in the statement of cash flows. There was similar cost incurred in 2024 and 2023.
[3]	Includes interest paid of $99.0 million, $29.8 million, $24.3 million and capitalized interest of $73.2 million, $46.8 million, $27.1 million for the years ended December 31, 2025, 2024 and 2023, respectively.